Leases	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Leases
9.
Leases

The Company has lease agreements for its office spaces. Leases generally have lease terms between 2 years to 7 years with an option to renew the lease after that date. The Company assesses at the lease commencement date whether it is reasonably certain to exercise the extension option. The Company re-assesses whether it is reasonably certain to exercise the options if there is a significant event or significant change in circumstances within its control.

During the year, the Company has not made any re-assessment related to extension options. Information about leases for which the Company is a lessee is presented below:

Amount recognized in the consolidated statements of financial position:

(i) Right-of-use assets

Set out below are the carrying amounts of the Company’s right-of-use assets and lease liabilities recognized and the movements during the year ended December 31, 2023 and 2022:

	Right-of-use assets	Lease liabilities
Balance, as at December 31, 2021	3,430	3,948
Impairment	(78)	—
Depreciation	(730)	—
Interest expense	—	212
Payments	—	(880)
Balance, as at December 31, 2022	2,622	3,280
Impairment	(669)	—
Transfers	(979)	—
Depreciation	(304)	—
Interest expense	—	178
Payments	—	(749)
Balance, as at December 31, 2023	670	2,709

(ii) Investment in Sublease, net

	As at
	December 31, 2023	December 31, 2022
Transfers	979	—
Additions	191	—
Interest accretion	71	—
Payments from sublessor	(13)	—
Balance, as at December 31, 2023	1,228	—

(ii)
Investment in Sublease, net (Continued from previous page)

Amount recognized in the consolidated statements of operations and comprehensive income (loss):

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Depreciation of right-of-use assets	304	730	725
Interest expense on lease liabilities	178	212	243
Expenses relating to short term leases	449	478	436
Impairment	669	78	—
Variable lease payments	429	505	453
Total	2,029	2,003	1,857

Depreciation of right-of-use assets is included in depreciation and amortization expense. Interest expense related to lease liabilities is included in debenture and other financing expense.

The Company in its cash flow has classified cash payment related to principal portion of $571 (December 31, 2022 – $668 ) of lease payments as financing activities and cash payments related to interest portion of $178 (December 31, 2022 – $212) as operating activities consistent with the presentation of interest payments chosen by the Company.